UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07986
The Alger Institutional Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Institutional Fund
Class I / ALARX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$157	1.25%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class I returned 51.23% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class I	51.23%	19.80%	18.29%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class R / ACARX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$213	1.70%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class R returned 50.52% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class R	50.52%	19.27%	17.76%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Y / ACAYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$110	0.87%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Y returned 51.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Capital Appreciation Institutional Fund Class Y	51.79%	20.27%	20.55%
Russell 1000 Growth Index	30.53%	19.24%	19.55%
S&P 500 Index	21.45%	17.64%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Z-2 / ACIZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$111	0.88%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Z-2 returned 51.76% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Capital Appreciation Institutional Fund Class Z-2	51.76%	20.22%	20.70%
Russell 1000 Growth Index	30.53%	19.24%	20.01%
S&P 500 Index	21.45%	17.64%	15.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Institutional Fund
Alger Focus Equity Fund
Class A / ALAFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$128	0.99%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class A, excluding sales load, returned 59.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class A	50.77%	20.98%	19.93%
Alger Focus Equity Fund Class A—excluding sales load	59.12%	22.29%	20.58%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class C / ALCFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$224	1.74%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class C, excluding contingent deferred sales charges, returned 57.99% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class C	56.99%	21.37%	19.85%
Alger Focus Equity Fund Class C—excluding contingent deferred sales charges	57.99%	21.37%	19.85%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class I / ALGRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$123	0.95%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class I returned 59.19% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class I	59.19%	22.33%	20.63%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Y / ALGYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$79	0.61%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Y returned 59.71% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Focus Equity Fund Class Y	59.71%	22.73%	23.08%
Russell 1000 Growth Index	30.53%	19.24%	19.55%
S&P 500 Index	21.45%	17.64%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Z / ALZFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$86	0.66%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Z returned 59.65% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class Z	59.65%	22.69%	20.97%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Focus Equity Fund
Alger Mid Cap Growth Institutional Fund
Class I / ALMRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$143	1.27%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class I returned 25.13% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class I	25.13%	7.68%	11.78%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class R / AGIRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$210	1.87%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class R returned 24.35% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class R	24.35%	7.13%	11.20%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class Z-2 / ALMZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$114	1.01%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class Z-2 returned 25.39% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Mid Cap Growth Institutional Fund Class Z-2	25.39%	8.05%	13.79%
Russell Midcap Growth Index	19.59%	11.17%	13.88%
S&P 500 Index	21.45%	17.64%	15.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class I / ALSRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$145	1.39%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class I returned 8.51% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	8.51%	(1.52)%	8.26%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class R / ASIRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$193	1.86%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class R returned 8.02% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class R	8.02%	(1.97)%	7.76%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class Z-2 / AISZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$104	1.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class Z-2 returned 8.87% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 8/1/16
Alger Small Cap Growth Institutional Fund Class Z-2	8.87%	(1.17)%	9.39%
Russell 2000 Growth Index	18.81%	8.94%	10.03%
S&P 500 Index	21.45%	17.64%	15.17%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Institutional Fund

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Jay C. Nadel is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Nadel is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2025	$111,760
October 31, 2024	$107,450

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2025	$18,512
October 31, 2024	$17,800

(d) All Other Fees:

October 31, 2025	$32,880
October 31, 2024	$27,551

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

   2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October 31, 2025	$282,038,	€103,125
October 31, 2024	$351,512,	€106,362

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER INSTITUTIONAL FUNDS
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2025

Table of Contents

THE ALGER INSTITUTIONAL FUNDS

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—0.9%
HEICO Corp.	35,141	$ 11,166,755
HEICO Corp., Cl. A	69,694	17,265,295
TransDigm Group, Inc.	2,016	2,637,956

		31,070,006
APPLICATION SOFTWARE—5.0%
AppLovin Corp., Cl. A*	250,034	159,354,169
Cadence Design Systems, Inc.*	8,744	2,961,506
Palantir Technologies, Inc., Cl. A*	26,664	5,345,332

		167,661,007
AUTOMOBILE MANUFACTURERS—3.3%
Tesla, Inc.*	243,089	110,984,714
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	21,934	6,723,648
BIOTECHNOLOGY—2.9%
Abivax SA ADR*	173,148	17,733,818
Ascendis Pharma A/S ADR*	38,948	7,851,917
Biogen, Inc.*	78,721	12,144,289
Cidara Therapeutics, Inc.*	63,498	6,936,522
Natera, Inc.*	215,411	42,851,710
uniQure NV*	161,706	10,945,879

		98,464,135
BROADLINE RETAIL—8.9%
Amazon.com, Inc.*	874,951	213,680,533
MercadoLibre, Inc.*	11,679	27,180,070
Sea Ltd. , Cl. A ADR*	373,639	58,381,094

		299,241,697
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	119,882	12,253,139
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A	1,227,744	20,454,215
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	22,935	13,239,458
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc.	18,072	11,079,943
ELECTRIC UTILITIES—0.8%
Constellation Energy Corp.	43,531	16,411,187
NRG Energy, Inc.	59,408	10,209,859

		26,621,046
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp. PLC	29,318	$ 11,186,576
Vertiv Holdings Co., Cl. A	251,138	48,434,475

		59,621,051
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
GFL Environmental, Inc.	656,961	28,702,626
FINANCIAL EXCHANGES & DATA—0.7%
S&P Global, Inc.	44,334	21,599,968
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	56,479	10,774,499
HEALTHCARE EQUIPMENT—1.5%
Boston Scientific Corp.*	269,233	27,117,148
Intuitive Surgical, Inc.*	41,659	22,257,570

		49,374,718
HEAVY ELECTRICAL EQUIPMENT—0.0%
GE Vernova, Inc.	1,835	1,073,732
HOME FURNISHINGS—0.4%
Somnigroup International, Inc.	148,273	11,763,980
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.8%
Talen Energy Corp.*	235,545	94,166,180
Vistra Corp.	177,793	33,478,422

		127,644,602
INTERACTIVE HOME ENTERTAINMENT—0.8%
Roblox Corp., Cl. A*	240,764	27,379,682
INTERACTIVE MEDIA & SERVICES—8.8%
Alphabet, Inc., Cl. C	402,427	113,411,977
Meta Platforms, Inc., Cl. A	267,252	173,272,834
Tencent Holdings, Ltd. ADR	79,181	6,442,958

		293,127,769
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Cloudflare, Inc., Cl. A*	58,743	14,879,602
MongoDB, Inc., Cl. A*	73,994	26,624,521
Shopify, Inc., Cl. A*	41,441	7,204,932
Snowflake, Inc., Cl. A*	40,137	11,032,859
Twilio, Inc., Cl. A*	105,665	14,252,095

		73,994,009
INVESTMENT BANKING & BROKERAGE—1.7%
Robinhood Markets, Inc., Cl. A*	377,176	55,361,893
LIFE SCIENCES TOOLS & SERVICES—0.1%
Repligen Corp.*	22,787	3,396,630
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
MOVIES & ENTERTAINMENT—3.8%
Liberty Media Corp. Series C Liberty Formula One*	114,290	$ 11,411,857
Netflix, Inc.*	52,124	58,319,459
Roku Inc., Cl. A*	84,133	8,929,035
Spotify Technology SA*	65,994	43,247,188
TKO Group Holdings, Inc., Cl. A	23,931	4,508,600

		126,416,139
PASSENGER AIRLINES—0.2%
United Airlines Holdings, Inc.*	82,587	7,766,481
PHARMACEUTICALS—0.5%
Eli Lilly & Co.	18,855	16,269,225
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	18,359	4,669,979
SEMICONDUCTORS—22.8%
Advanced Micro Devices, Inc.*	83,148	21,295,866
Astera Labs, Inc.*	207,234	38,686,443
Broadcom, Inc.	381,654	141,070,768
indie Semiconductor, Inc., Cl. A*	181,211	974,915
NVIDIA Corp.	2,086,874	422,571,116
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	460,318	138,293,337

		762,892,445
SYSTEMS SOFTWARE—15.1%
Microsoft Corp.	654,745	339,033,509
monday.com Ltd.*	17,285	3,547,573
Nebius Group NV, Cl. A*	1,072,071	140,248,328
Oracle Corp.	87,004	22,848,121

		505,677,531
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.	644,844	174,346,472
Seagate Technology Holdings PLC	16,010	4,096,639
Western Digital Corp.	477,455	71,718,516

		250,161,627
TRADING COMPANIES & DISTRIBUTORS—0.7%
QXO, Inc.*	914,600	16,160,982
United Rentals, Inc.	8,849	7,709,072

		23,870,054
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Chime Financial, Inc., Cl. A*	7,757	133,188
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0% (CONT.)
Visa, Inc., Cl. A	96,811	$ 32,987,380

		33,120,568
TOTAL COMMON STOCKS (Cost $1,208,371,000)		3,292,452,216
PREFERRED STOCKS—1.3%
APPLICATION SOFTWARE—1.3%
Databricks, Inc., Series J(a),*,@	239,567	35,935,050
Databricks, Inc., Series K(a),*,@	4,447	667,050
SB Technology, Inc., Series E(a),*,@	365,046	6,282,442

		42,884,542
TRANSACTION & PAYMENT PROCESSING SERVICES—0.0%
Chime Financial, Inc., Series G*,@	38,919	668,239
TOTAL PREFERRED STOCKS (Cost $31,797,567)		43,552,781
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,287,814
(Cost $3,075,000)		1,287,814

Total Investments (Cost $1,243,243,567)	99.8%	$3,337,292,811
Affiliated Securities (Cost $3,075,000)		1,287,814
Unaffiliated Securities (Cost $1,240,168,567)		3,336,004,997
Other Assets in Excess of Liabilities	0.2%	7,813,791
NET ASSETS	100.0%	$3,345,106,602

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Chime Financial, Inc., Series G	8/24/21	$2,688,128	$668,239	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	1,287,814	0.1%
Databricks, Inc., Series J	12/17/24	22,159,947	35,935,050	1.1%
Databricks, Inc., Series K	9/8/25	667,050	667,050	0.0%
SB Technology, Inc., Series E	10/23/24	6,282,442	6,282,442	0.2%
Total		$34,872,567	$44,840,595	1.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—97.6%
AEROSPACE & DEFENSE—1.1%
HEICO Corp., Cl. A	192,988	$ 47,808,917
APPLICATION SOFTWARE—3.7%
AppLovin Corp., Cl. A*	260,886	166,270,474
AUTOMOBILE MANUFACTURERS—3.5%
Tesla, Inc.*	348,490	159,106,594
BIOTECHNOLOGY—3.6%
Abivax SA ADR*	314,786	32,240,382
Biogen, Inc.*	164,755	25,416,754
Cidara Therapeutics, Inc.*	242,036	26,440,013
Natera, Inc.*	276,284	54,961,176
uniQure NV*	380,528	25,757,940

		164,816,265
BROADLINE RETAIL—9.8%
Amazon.com, Inc.*	1,204,580	294,182,528
Global-e Online Ltd.*	318,598	11,606,525
MercadoLibre, Inc.*	21,330	49,640,456
Sea Ltd. , Cl. A ADR*	556,253	86,914,531

		442,344,040
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.8%
Rocket Cos., Inc., Cl. A	2,108,490	35,127,443
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Caterpillar, Inc.	40,105	23,151,012
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	37,395	22,926,875
ELECTRIC UTILITIES—0.8%
Constellation Energy Corp.	92,042	34,699,834
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Vertiv Holdings Co., Cl. A	177,799	34,290,315
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
GFL Environmental, Inc.	619,930	27,084,742
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	47,112	22,953,438
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	100,532	19,178,490
HEALTHCARE EQUIPMENT—1.5%
Boston Scientific Corp.*	408,083	41,102,120
Intuitive Surgical, Inc.*	50,807	27,145,164

		68,247,284
HOME FURNISHINGS—0.5%
Somnigroup International, Inc.	298,583	23,689,575
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.5%
Talen Energy Corp.*	292,928	$ 117,106,756
Vistra Corp.	232,437	43,767,887

		160,874,643
INTERACTIVE HOME ENTERTAINMENT—1.0%
Roblox Corp., Cl. A*	403,253	45,857,931
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C	685,091	193,072,346
Meta Platforms, Inc., Cl. A	371,215	240,677,245

		433,749,591
INTERNET SERVICES & INFRASTRUCTURE—0.8%
MongoDB, Inc., Cl. A*	96,287	34,645,988
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	262,843	38,580,096
MOVIES & ENTERTAINMENT—4.6%
Liberty Media Corp. Series C Liberty Formula One*	237,619	23,726,257
Netflix, Inc.*	73,474	82,207,120
Roku Inc., Cl. A*	98,745	10,479,807
Spotify Technology SA*	112,145	73,490,861
TKO Group Holdings, Inc., Cl. A	101,000	19,028,400

		208,932,445
PASSENGER AIRLINES—0.4%
United Airlines Holdings, Inc.*	202,500	19,043,100
SEMICONDUCTORS—24.6%
Astera Labs, Inc.*	436,881	81,556,945
Broadcom, Inc.	539,621	199,460,110
NVIDIA Corp.	3,051,449	617,887,908
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	715,406	214,929,425

		1,113,834,388
SYSTEMS SOFTWARE—14.6%
Microsoft Corp.	866,251	448,553,430
Nebius Group NV, Cl. A*	1,498,502	196,034,032
Oracle Corp.	69,562	18,267,677

		662,855,139
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	799,541	216,171,900
Western Digital Corp.	698,775	104,962,993

		321,134,893
TRADING COMPANIES & DISTRIBUTORS—1.6%
QXO, Inc.*	3,408,468	60,227,629
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.6% (CONT.)
United Rentals, Inc.	16,016	$ 13,952,819

		74,180,448
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Visa, Inc., Cl. A	50,245	17,120,481
TOTAL COMMON STOCKS (Cost $2,636,446,246)		4,422,504,441
PREFERRED STOCKS—2.4%
APPLICATION SOFTWARE—2.4%
Databricks, Inc., Series J(a),*,@	552,095	82,814,250
Databricks, Inc., Series K(a),*,@	10,005	1,500,750
SB Technology, Inc., Series E(a),*,@	1,317,338	22,671,387

		106,986,387
TOTAL PREFERRED STOCKS (Cost $75,240,924)		106,986,387

Total Investments (Cost $2,711,687,170)	100.0%	$4,529,490,828
Unaffiliated Securities (Cost $2,711,687,170)		4,529,490,828
Other Assets in Excess of Liabilities	0.0%	2,170,165
NET ASSETS	100.0%	$4,531,660,993

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Databricks, Inc., Series J	12/17/24	$51,068,787	$82,814,250	1.8%
Databricks, Inc., Series K	9/8/25	1,500,750	1,500,750	0.1%
SB Technology, Inc., Series E	10/23/24 - 12/18/24	22,671,387	22,671,387	0.5%
Total		$75,240,924	$106,986,387	2.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.2%
AEROSPACE & DEFENSE—5.5%
Axon Enterprise, Inc.*	1,509	$ 1,104,935
HEICO Corp.	2,744	871,961
Howmet Aerospace, Inc.	6,975	1,436,501

		3,413,397
APPAREL RETAIL—1.2%
Burlington Stores, Inc.*	2,675	731,853
APPLICATION SOFTWARE—10.1%
AppLovin Corp., Cl. A*	2,747	1,750,745
Clearwater Analytics Holdings, Inc., Cl. A*	65,373	1,203,517
Constellation Software, Inc.	191	502,653
Fair Isaac Corp.*	332	550,964
Guidewire Software, Inc.*	3,681	860,029
Procore Technologies, Inc.*	3,774	278,597
The Descartes Systems Group, Inc.*	12,448	1,099,379

		6,245,884
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ares Management Corp., Cl. A	3,290	489,256
Blue Owl Capital, Inc., Cl. A	69,559	1,096,945

		1,586,201
AUTOMOTIVE RETAIL—4.0%
Carvana Co.*	3,310	1,014,647
O'Reilly Automotive, Inc.*	15,215	1,436,905

		2,451,552
BIOTECHNOLOGY—5.4%
Abivax SA ADR*	6,340	649,343
Cidara Therapeutics, Inc.*	3,966	433,246
Natera, Inc.*	7,500	1,491,975
uniQure NV*	6,303	426,650
Vaxcyte, Inc.*	7,169	324,612

		3,325,826
BUILDING PRODUCTS—0.9%
Builders FirstSource, Inc.*	4,686	544,373
CARGO GROUND TRANSPORTATION—0.5%
Saia, Inc.*	1,130	330,525
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A	35,660	594,096
CONSTRUCTION & ENGINEERING—2.3%
Comfort Systems USA, Inc.	1,493	1,441,611
CONSTRUCTION MATERIALS—0.8%
Martin Marietta Materials, Inc.	797	488,641
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Vertiv Holdings Co., Cl. A	8,226	$ 1,586,466
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	9,344	1,301,993
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
GFL Environmental, Inc.	41,529	1,814,402
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	1,536	966,927
HEALTHCARE FACILITIES—0.5%
Encompass Health Corp.	2,567	292,253
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	1,072	312,166
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	2,185	136,519
HOMEBUILDING—1.5%
NVR, Inc.*	132	951,828
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	5,769	597,149
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.	4,392	1,128,568
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.2%
Talen Energy Corp.*	3,774	1,508,770
Vistra Corp.	5,632	1,060,505

		2,569,275
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.2%
RBC Bearings, Inc.*	3,146	1,348,155
INSURANCE BROKERS—1.3%
Ryan Specialty Holdings, Inc., Cl. A	14,500	794,600
INTERACTIVE HOME ENTERTAINMENT—2.2%
Roblox Corp., Cl. A*	12,076	1,373,283
INTERNET SERVICES & INFRASTRUCTURE—6.6%
Cloudflare, Inc., Cl. A*	9,085	2,301,230
MongoDB, Inc., Cl. A*	2,302	828,306
Twilio, Inc., Cl. A*	6,794	916,375

		4,045,911
INVESTMENT BANKING & BROKERAGE—2.4%
Robinhood Markets, Inc., Cl. A*	9,929	1,457,379
LIFE & HEALTH INSURANCE—0.5%
Oscar Health, Inc., Cl. A*	15,927	286,686
LIFE SCIENCES TOOLS & SERVICES—4.1%
Repligen Corp.*	10,663	1,589,427
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—4.1% (CONT.)
West Pharmaceutical Services, Inc.	3,310	$ 933,652

		2,523,079
MOVIES & ENTERTAINMENT—3.1%
Spotify Technology SA*	1,093	716,265
TKO Group Holdings, Inc., Cl. A	6,294	1,185,789

		1,902,054
PERSONAL CARE PRODUCTS—2.0%
e.l.f. Beauty, Inc.*	9,993	1,220,545
PROPERTY & CASUALTY INSURANCE—1.3%
Intact Financial Corp.	4,361	813,496
REAL ESTATE SERVICES—4.5%
CBRE Group, Inc., Cl. A*	10,576	1,612,100
CoStar Group, Inc.*	16,684	1,148,026

		2,760,126
RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytics, Inc.	3,786	828,225
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc.*	14,119	447,431
Wingstop, Inc.	1,385	300,033

		747,464
SEMICONDUCTORS—2.3%
Astera Labs, Inc.*	2,961	552,760
Monolithic Power Systems, Inc.	830	834,150

		1,386,910
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
Celsius Holdings, Inc.*	21,668	1,305,064
SYSTEMS SOFTWARE—2.6%
Nebius Group NV, Cl. A*	12,081	1,580,436
TRADING COMPANIES & DISTRIBUTORS—5.3%
FTAI Aviation Ltd.	10,795	1,866,455
QXO, Inc.*	32,977	582,704
United Rentals, Inc.	956	832,848

		3,282,007
TOTAL COMMON STOCKS (Cost $43,209,582)		60,466,925
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	16,281	280,196
TOTAL PREFERRED STOCKS (Cost $280,196)		280,196
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	$ —
(Cost $226,186)		—
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(b),*,@		230,341
Crosslink Ventures C, LLC, Cl. B(b),*,@		95,071

		325,412
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		325,412
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—1.1%
MONEY MARKET FUNDS—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	688,475	688,475
(Cost $688,475)		688,475

Total Investments (Cost $45,179,439)	100.3%	$61,761,008
Affiliated Securities (Cost $775,000)		325,412
Unaffiliated Securities (Cost $44,404,439)		61,435,596
Liabilities in Excess of Other Assets	(0.3)%	(167,753)
NET ASSETS	100.0%	$61,593,255

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$230,341	0.4%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	95,071	0.1%
SB Technology, Inc., Series E	10/23/24	280,196	280,196	0.5%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$1,281,382	$605,608	1.0%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—96.3%
AEROSPACE & DEFENSE—6.9%
AeroVironment, Inc.*	2,647	$ 979,152
Archer Aviation, Inc., Cl. A*	34,778	390,209
Bombardier, Inc., Cl. B*	12,680	1,771,702
Howmet Aerospace, Inc.	2,016	415,195
Karman Holdings, Inc.*	6,376	537,114
Loar Holdings, Inc.*	9,060	716,918
VSE Corp.	3,687	666,167

		5,476,457
APPAREL RETAIL—2.6%
Abercrombie & Fitch Co., Cl. A*	1,733	125,729
Aritzia, Inc.*	14,858	1,037,851
Victoria's Secret & Co.*	25,732	907,053

		2,070,633
APPLICATION SOFTWARE—11.6%
Blackbaud, Inc.*	9,353	598,966
BlackLine, Inc.*	11,399	652,593
Clearwater Analytics Holdings, Inc., Cl. A*	4,140	76,217
Guidewire Software, Inc.*	6,751	1,577,304
InterDigital, Inc.	5,542	2,005,982
Manhattan Associates, Inc.*	3,876	705,703
nCino, Inc.*	19,037	507,907
PAR Technology Corp.*	2,953	104,359
Q2 Holdings, Inc.*	13,319	822,581
Riot Platforms, Inc.*	13,257	262,224
SPS Commerce, Inc.*	10,031	824,949
Terawulf, Inc.*	42,081	652,256
Vertex, Inc., Cl. A*	20,381	466,725

		9,257,766
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Galaxy Digital, Inc., Cl. A*	30,653	1,073,161
Hamilton Lane, Inc., Cl. A	1,007	114,758

		1,187,919
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Modine Manufacturing Co.*	2,571	393,903
BIOTECHNOLOGY—17.9%
Abivax SA ADR*	8,724	893,512
Absci Corp.*	195,330	836,012
Akero Therapeutics, Inc.*	19,901	1,078,634
Arrowhead Pharmaceuticals, Inc.*	16,771	710,923
Bridgebio Pharma, Inc.*	5,691	356,484
CareDx, Inc.*	40,881	613,215
Centessa Pharmaceuticals PLC ADR*	18,325	456,293
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
BIOTECHNOLOGY—17.9% (CONT.)
Exact Sciences Corp.*	19,336	$ 1,250,846
Forte Biosciences, Inc.*	59,127	765,103
Insmed, Inc.*	10,863	2,059,625
Ionis Pharmaceuticals, Inc.*	5,560	413,108
Natera, Inc.*	7,541	1,500,131
Nuvalent, Inc., Cl. A*	15,992	1,588,326
Palvella Therapeutics, Inc.*	3,141	250,777
Rezolute, Inc.*	42,481	395,923
Soleno Therapeutics, Inc.*	5,177	347,687
Twist Bioscience Corp.*	14,438	474,866
uniQure NV*	3,822	258,711

		14,250,176
BUILDING PRODUCTS—1.5%
CSW Industrials, Inc.	4,731	1,184,737
CONSTRUCTION & ENGINEERING—3.0%
Construction Partners, Inc., Cl. A*	5,607	641,161
Tutor Perini Corp.*	26,114	1,759,039

		2,400,200
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	3,580	170,122
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
BJ's Wholesale Club Holdings, Inc.*	9,113	804,313
EDUCATION SERVICES—0.5%
Universal Technical Institute, Inc.*	12,267	364,575
ELECTRIC UTILITIES—0.4%
IDACORP, Inc.	2,771	357,514
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Enovix Corp.*	68,452	820,740
ELECTRONIC MANUFACTURING SERVICES—1.8%
Fabrinet*	3,240	1,427,447
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	2,856	252,956
FINANCIAL EXCHANGES & DATA—0.2%
Gemini Space Station, Inc., Cl. A*	467	8,570
MarketAxess Holdings, Inc.	934	149,496

		158,066
HEALTHCARE EQUIPMENT—3.2%
Glaukos Corp.*	3,745	329,822
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	63,250
iRhythm Technologies, Inc.*	5,252	983,700
Penumbra, Inc.*	2,044	464,744
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
HEALTHCARE EQUIPMENT—3.2% (CONT.)
TransMedics Group, Inc.*	5,174	$ 680,588

		2,522,104
HEALTHCARE SERVICES—5.5%
GeneDx Holdings Corp., Cl. A*	15,279	2,091,848
Guardant Health, Inc.*	24,869	2,313,314

		4,405,162
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	9,055	55,869
HEALTHCARE TECHNOLOGY—0.8%
Certara, Inc.*	15,160	176,311
HeartFlow, Inc.*	12,877	478,509

		654,820
HEAVY ELECTRICAL EQUIPMENT—1.1%
Bloom Energy Corp., Cl. A*	6,504	859,569
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.2%
Gates Industrial Corp. PLC*	106,305	2,347,215
RBC Bearings, Inc.*	5,976	2,560,895

		4,908,110
INTERACTIVE MEDIA & SERVICES—0.9%
Reddit, Inc., Cl. A*	3,513	734,041
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Whitefiber, Inc.*	13,733	466,784
Wix.com Ltd.*	3,155	459,179

		925,963
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	6,072	384,540
LEISURE FACILITIES—1.9%
Life Time Group Holdings, Inc.*	12,576	311,005
Planet Fitness, Inc., Cl. A*	13,063	1,184,683

		1,495,688
LIFE SCIENCES TOOLS & SERVICES—6.6%
10X Genomics, Inc., Cl. A*	7,389	100,786
Adaptive Biotechnologies Corp.*	85,183	1,478,777
Bio-Techne Corp.	21,139	1,322,667
CryoPort, Inc.*	85,432	789,392
MaxCyte, Inc.*	63,799	98,250
Repligen Corp.*	5,825	868,275
Tempus AI, Inc.*	6,784	609,542

		5,267,689
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
PASSENGER AIRLINES—2.6%
Joby Aviation, Inc.*	120,818	$ 2,094,984
PERSONAL CARE PRODUCTS—0.4%
Oddity Tech, Ltd., Cl. A*	7,936	359,104
RESTAURANTS—2.4%
Kura Sushi USA, Inc., Cl. A*	6,860	390,540
Shake Shack, Inc., Cl. A*	8,011	773,142
Wingstop, Inc.	3,345	724,627

		1,888,309
SEMICONDUCTORS—6.0%
Astera Labs, Inc.*	8,330	1,555,045
Credo Technology Group Holding, Ltd.*	6,836	1,282,570
Rambus, Inc.*	11,390	1,171,348
Universal Display Corp.	5,297	780,142

		4,789,105
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.6%
Celsius Holdings, Inc.*	7,791	469,252
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	606	92,954
SYSTEMS SOFTWARE—2.5%
Nebius Group NV, Cl. A*	14,116	1,846,655
Netskope, Inc., Cl. A*	1,445	34,160
Varonis Systems, Inc.*	3,759	132,430

		2,013,245
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
IonQ, Inc.*	11,117	693,478
TRADING COMPANIES & DISTRIBUTORS—1.9%
FTAI Aviation Ltd.	5,720	988,988
Xometry, Inc., Cl. A*	10,167	495,031

		1,484,019
TOTAL COMMON STOCKS (Cost $48,747,238)		76,675,529
PREFERRED STOCKS—2.7%
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	2,914,012	166,098
TRANSACTION & PAYMENT PROCESSING SERVICES—2.5%
Chime Financial, Inc., Series G*,@	114,399	1,964,231
TOTAL PREFERRED STOCKS (Cost $8,053,967)		2,130,329
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	$ 6,409
Tolero CDR(a),*,@	528,559	—

		6,409
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	35,975
TOTAL RIGHTS (Cost $285,726)		42,384
SPECIAL PURPOSE VEHICLE—0.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures C, LLC, Cl. A(b),*,@		533,972
Crosslink Ventures C, LLC, Cl. B(b),*,@		137,324

		671,296
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		671,296
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	254,458	254,458
(Cost $254,458)		254,458

Total Investments (Cost $58,941,389)	100.2%	$79,773,996
Affiliated Securities (Cost $1,600,000)		671,296
Unaffiliated Securities (Cost $57,341,389)		79,102,700
Liabilities in Excess of Other Assets	(0.2)%	(171,857)
NET ASSETS	100.0%	$79,602,139

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Chime Financial, Inc., Series G	8/24/21	$7,901,516	$1,964,231	2.5%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	533,972	0.6%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	137,324	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,975	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	63,250	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	166,098	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,409	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$11,696,633	$2,907,259	3.7%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities October 31, 2025

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$3,336,004,997	$4,529,490,828
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,287,814	—
Receivable for investment securities sold	37,674,332	44,020,395
Receivable for shares of beneficial interest sold	3,801,006	11,216,345
Dividends and interest receivable	306,579	232,304
Receivable from Investment Manager	136,607	44,478
Prepaid expenses	2,356	1,927
Total Assets	3,379,213,691	4,585,006,277
LIABILITIES:
Payable for investment securities purchased	4,635,601	28,889,852
Payable for shares of beneficial interest redeemed	2,466,022	9,797,429
Payable for interfund loans	11,239,540	—
Bank overdraft	12,275,838	11,877,020
Accrued investment advisory fees	2,059,589	1,895,311
Accrued distribution fees — Note 3	208,287	218,427
Accrued shareholder servicing fees	379,380	75,587
Accrued shareholder administrative fees	27,673	39,601
Accrued administrative fees	76,102	100,233
Accrued transfer agent fees	347,318	85,585
Accrued professional fees	158,612	193,140
Accrued fund accounting fees	97,194	101,268
Accrued printing fees	41,787	3,071
Accrued custodian fees	20,150	22,772
Accrued trustee fees	13,488	17,543
Accrued other expenses	60,508	28,445
Total Liabilities	34,107,089	53,345,284
NET ASSETS	$3,345,106,602	$4,531,660,993
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,074,710,355	2,465,186,441
Distributable earnings	2,270,396,247	2,066,474,552
NET ASSETS	$3,345,106,602	$4,531,660,993
* Identified cost	$1,240,168,567 (a)	$2,711,687,170 (b)
** Identified cost	$3,075,000 (a)	$— (b)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
NET ASSETS BY CLASS:
Class A	$—	$447,729,316
Class C	$—	$156,699,765
Class I	$1,321,584,381	$397,227,111
Class R	$502,394,135	$—
Class Y	$545,177,463	$409,157,447
Class Z	$—	$3,120,847,354
Class Z-2	$975,950,623	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	—	3,921,551
Class C	—	1,539,983
Class I	21,920,011	3,448,046
Class R	11,410,764	—
Class Y	8,563,553	3,410,410
Class Z	—	26,123,458
Class Z-2	15,424,062	—
NET ASSET VALUE PER SHARE:
Class A	$—	$114.17
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$—	$120.50
Class C	$—	$101.75
Class I	$60.29	$115.20
Class R	$44.03	$—
Class Y	$63.66	$119.97
Class Z	$—	$119.47
Class Z-2	$63.27	$—

(a)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,278,145,793, amounted to $2,059,092,380, which consisted of aggregate gross unrealized appreciation of
$2,102,158,390, and aggregate gross unrealized depreciation of $43,066,010.

(b)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,787,664,383, amounted to $1,741,833,932, which consisted of aggregate gross unrealized appreciation of
$1,825,201,870, and aggregate gross unrealized depreciation of $83,367,938.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$61,435,596	$79,102,700
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	325,412	671,296
Cash	12	19
Receivable for shares of beneficial interest sold	19,764	10,472
Dividends and interest receivable	3,957	3,690
Prepaid expenses	74	105
Total Assets	61,784,815	79,788,282
LIABILITIES:
Payable for shares of beneficial interest redeemed	55,509	40,251
Accrued investment advisory fees	55,417	55,241
Accrued distribution fees — Note 3	2,446	1,204
Accrued shareholder servicing fees	10,940	10,209
Accrued shareholder administrative fees	524	673
Accrued administrative fees	1,441	1,851
Accrued transfer agent fees	12,590	15,999
Accrued professional fees	37,943	38,371
Accrued fund accounting fees	9,732	10,416
Accrued printing fees	2,319	9,552
Accrued custodian fees	2,176	1,418
Accrued trustee fees	292	389
Accrued other expenses	231	569
Total Liabilities	191,560	186,143
NET ASSETS	$61,593,255	$79,602,139
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	49,689,056	57,578,057
Distributable earnings	11,904,199	22,024,082
NET ASSETS	$61,593,255	$79,602,139
* Identified cost	$44,404,439 (c)	$57,341,389 (d)
** Identified cost	$775,000 (c)	$1,600,000 (d)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
NET ASSETS BY CLASS:
Class I	$46,115,035	$45,546,611
Class R	$5,290,150	$2,866,394
Class Z-2	$10,188,070	$31,189,134
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I	1,586,086	2,520,631
Class R	240,377	232,367
Class Z-2	334,978	1,665,255
NET ASSET VALUE PER SHARE:
Class I	$29.07	$18.07
Class R	$22.01	$12.34
Class Z-2	$30.41	$18.73

(c)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,298,539, amounted to $15,460,337, which consisted of aggregate gross unrealized appreciation of
$18,355,555, and aggregate gross unrealized depreciation of $2,895,218.

(d)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $59,481,021, amounted to $20,292,975, which consisted of aggregate gross unrealized appreciation of
$31,410,862, and aggregate gross unrealized depreciation of $11,117,887.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the year ended October 31, 2025

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$7,030,364	$7,399,556
Interest	90,270	1,240,288
Total Income	7,120,634	8,639,844
EXPENSES:
Investment advisory fees — Note 3	19,044,781	13,794,298
Distribution fees — Note 3
Class A	—	580,117
Class C	—	1,042,807
Class R	2,124,201	—
Shareholder servicing fees — Note 3	3,878,177	391,289
Shareholder administrative fees — Note 3	244,237	287,136
Administration fees — Note 3	671,652	729,506
Interest expense — Note 3	1,115,898	602,444
Transfer agent fees — Note 3	1,106,420	475,599
Professional fees	352,112	402,153
Fund accounting fees — Note 3	290,813	303,602
Registration fees	198,399	326,212
Trustee fees — Note 3	161,004	172,090
Custodian fees	61,744	69,205
Printing fees	55,965	444,908
Other expenses	295,829	129,684
Total Expenses	29,601,232	19,751,050
Less, expense reimbursements/waivers — Note 3	(492,687)	(85,929)
Net Expenses	29,108,545	19,665,121
NET INVESTMENT (LOSS)	(21,987,911)	(11,025,277)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	235,538,431	320,218,482
Net realized gain on in-kind transactions	83,289,003	7,886,523
Net realized (loss) on foreign currency transactions	(9,494)	(314)
Net realized gain on investments and foreign currency	318,817,940	328,104,691
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
Net change in unrealized appreciation on unaffiliated investments	$766,005,119	$1,045,175,351
Net change in unrealized (depreciation) on affiliated investments	(1,384,115)	—
Net change in unrealized appreciation on foreign currency	9,402	5,709
Net change in unrealized appreciation on investments and foreign currency	764,630,406	1,045,181,060
Net realized and unrealized gain on investments and foreign currency	1,083,448,346	1,373,285,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,061,460,435	$1,362,260,474
* Foreign withholding taxes	$225,814	$349,148
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$107,023	$104,852
Interest	32,418	52,051
Total Income	139,441	156,903
EXPENSES:
Investment advisory fees — Note 3	445,697	645,188
Distribution fees — Note 3
Class R	26,232	13,637
Shareholder servicing fees — Note 3	117,972	124,313
Shareholder administrative fees — Note 3	5,864	7,965
Administration fees — Note 3	16,127	21,904
Interest expense — Note 3	5,733	342
Transfer agent fees — Note 3	41,234	54,003
Professional fees	45,406	50,095
Fund accounting fees — Note 3	29,970	21,760
Registration fees	44,419	41,566
Trustee fees — Note 3	4,061	5,439
Custodian fees	7,674	3,204
Printing fees	5,616	19,084
Other expenses	7,596	8,972
Total Expenses	803,601	1,017,472
Less, expense reimbursements/waivers — Note 3	(60,768)	(17,865)
Net Expenses	742,833	999,607
NET INVESTMENT (LOSS)	(603,392)	(842,704)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	14,265,633	3,417,169
Net realized gain (loss) on foreign currency transactions	(1,424)	10
Net realized gain on investments and foreign currency	14,264,209	3,417,179
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
Net change in unrealized appreciation on unaffiliated investments	$39,996	$4,119,942
Net change in unrealized (depreciation) on affiliated investments	(348,001)	(718,976)
Net change in unrealized appreciation on foreign currency	52	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(307,953)	3,400,966
Net realized and unrealized gain on investments and foreign currency	13,956,256	6,818,145
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,352,864	$5,975,441
* Foreign withholding taxes	$4,495	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets

	Alger Capital Appreciation Institutional Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(21,987,911)	$(13,265,501)
Net realized gain on investments and foreign currency	318,817,940	410,094,083
Net change in unrealized appreciation on investments and foreign currency	764,630,406	552,732,548
Net increase in net assets resulting from operations	1,061,460,435	949,561,130
Dividends and distributions to shareholders:
Class I	(130,312,538)	(81,843,617)
Class R	(64,726,065)	(33,615,951)
Class Y	(44,837,122)	(27,239,260)
Class Z-2	(38,456,096)	(17,024,215)
Total dividends and distributions to shareholders	(278,331,821)	(159,723,043)
Increase (decrease) from shares of beneficial interest transactions:
Class I	(80,727,477)	(336,446,334)
Class R	(7,304,135)	(45,673,931)
Class Y	37,788,611	(105,497,729)
Class Z-2	491,617,209	(5,045,588)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	441,374,208	(492,663,582)
Total increase	1,224,502,822	297,174,505
Net Assets:
Beginning of period	2,120,603,780	1,823,429,275
END OF PERIOD	$3,345,106,602	$2,120,603,780
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Focus Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(11,025,277)	$(691,940)
Net realized gain on investments and foreign currency	328,104,691	174,046,468
Net change in unrealized appreciation on investments and foreign currency	1,045,181,060	485,138,816
Net increase in net assets resulting from operations	1,362,260,474	658,493,344
Dividends and distributions to shareholders:
Class A	—	(88,145)
Class C	—	(22,979)
Class I	—	(76,549)
Class Y	—	(93,277)
Class Z	—	(1,143,838)
Total dividends and distributions to shareholders	—	(1,424,788)
Increase (decrease) from shares of beneficial interest transactions:
Class A	194,746,682	(3,914,579)
Class C	27,021,256	(2,758,038)
Class I	208,209,686	21,490,284
Class Y	176,785,471	(67,924,953)
Class Z	771,284,585	71,898,962
Net increase from shares of beneficial interest transactions — Note 7	1,378,047,680	18,791,676
Total increase	2,740,308,154	675,860,232
Net Assets:
Beginning of period	1,791,352,839	1,115,492,607
END OF PERIOD	$4,531,660,993	$1,791,352,839
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Growth Institutional Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(603,392)	$(377,697)
Net realized gain on investments and foreign currency	14,264,209	3,670,600
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(307,953)	15,351,404
Net increase in net assets resulting from operations	13,352,864	18,644,307
Dividends and distributions to shareholders:
Class I	—	—
Class R	—	—
Class Z-2	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	(5,055,807)	(10,391,995)
Class R	(868,210)	(510,051)
Class Z-2	(11,572,976)	3,923,891
Net decrease from shares of beneficial interest transactions — Note 7	(17,496,993)	(6,978,155)
Total increase (decrease)	(4,144,129)	11,666,152
Net Assets:
Beginning of period	65,737,384	54,071,232
END OF PERIOD	$61,593,255	$65,737,384
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Small Cap Growth Institutional Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(842,704)	$(1,202,287)
Net realized gain on investments and foreign currency	3,417,179	20,238,845
Net change in unrealized appreciation on investments and foreign currency	3,400,966	7,269,226
Net increase in net assets resulting from operations	5,975,441	26,305,784
Dividends and distributions to shareholders:
Class I	(527,793)	—
Class R	(42,245)	—
Class Z-2	(319,641)	—
Total dividends and distributions to shareholders	(889,679)	—
Decrease from shares of beneficial interest transactions:
Class I	(10,202,347)	(16,715,775)
Class R	(217,484)	(1,377,926)
Class Z-2	(4,738,948)	(23,987,489)
Net decrease from shares of beneficial interest transactions — Note 7	(15,158,779)	(42,081,190)
Total decrease	(10,073,017)	(15,775,406)
Net Assets:
Beginning of period	89,675,156	105,450,562
END OF PERIOD	$79,602,139	$89,675,156
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Institutional Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$44.93	$30.80	$27.32	$50.16	$43.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.45)	(0.25)	(0.18)	(0.15)	(0.29)
Net realized and unrealized gain (loss) on investments	21.55	17.06	4.64	(14.69)	14.23
Total from investment operations	21.10	16.81	4.46	(14.84)	13.94
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$60.29	$44.93	$30.80	$27.32	$50.16
Total return(b)	51.23%	57.90%	17.01%	(34.91) %	35.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,321,584	$1,054,783	$976,912	$1,213,736	$2,313,493
Ratio of net expenses to average net assets	1.25%	1.24%	1.25%	1.16%	1.12%
Ratio of net investment loss to average net assets	(0.95) %	(0.65) %	(0.61) %	(0.45) %	(0.63) %
Portfolio turnover rate	77.42%(c)	59.80%(c)	86.08%	106.51%	78.70%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Institutional Fund	Class R
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$34.31	$24.17	$21.74	$41.74	$37.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.49)	(0.33)	(0.24)	(0.24)	(0.41)
Net realized and unrealized gain (loss) on investments	15.95	13.15	3.65	(11.76)	11.99
Total from investment operations	15.46	12.82	3.41	(12.00)	11.58
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$44.03	$34.31	$24.17	$21.74	$41.74
Total return(b)	50.52%	57.21%	16.53%	(35.20) %	35.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$502,394	$395,539	$310,296	$314,106	$553,283
Ratio of net expenses to average net assets	1.70%	1.69%	1.68%	1.59%	1.56%
Ratio of net investment loss to average net assets	(1.41) %	(1.11) %	(1.05) %	(0.88) %	(1.07) %
Portfolio turnover rate	77.42%(c)	59.80%(c)	86.08%	106.51%	78.70%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Institutional Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$47.00	$32.00	$28.22	$51.36	$43.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.29)	(0.11)	(0.06)	(0.01)	(0.13)
Net realized and unrealized gain (loss) on investments	22.69	17.79	4.82	(15.13)	14.52
Total from investment operations	22.40	17.68	4.76	(15.14)	14.39
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$63.66	$47.00	$32.00	$28.22	$51.36
Total return(b)	51.79%	58.48%	17.55%	(34.65) %	36.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$545,177	$365,062	$327,807	$375,693	$678,853
Ratio of gross expenses to average net assets	0.93%	0.93%	0.91%	0.84%	0.79%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.07) %	(0.10) %	(0.09) %	(0.04) %
Ratio of net expenses to average net assets	0.87%	0.86%	0.81%	0.75%	0.75%
Ratio of net investment loss to average net assets	(0.58) %	(0.28) %	(0.18) %	(0.04) %	(0.27) %
Portfolio turnover rate	77.42%(c)	59.80%(c)	86.08%	106.51%	78.70%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Institutional Fund	Class Z-2
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$46.75	$31.85	$28.11	$51.23	$43.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.31)	(0.13)	(0.06)	(0.05)	(0.14)
Net realized and unrealized gain (loss) on investments	22.57	17.71	4.78	(15.07)	14.48
Total from investment operations	22.26	17.58	4.72	(15.12)	14.34
Distributions from net realized gains	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$63.27	$46.75	$31.85	$28.11	$51.23
Total return(b)	51.76%	58.44%	17.48%	(34.70) %	36.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$975,951	$305,220	$208,415	$289,885	$640,412
Ratio of gross expenses to average net assets	0.93%	0.94%	0.92%	0.84%	0.79%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.06) %	(0.05) %	—	—
Ratio of net expenses to average net assets	0.88%	0.88%	0.87%	0.84%	0.79%
Ratio of net investment loss to average net assets	(0.61) %	(0.31) %	(0.22) %	(0.13) %	(0.31) %
Portfolio turnover rate	77.42%(c)	59.80%(c)	86.08%	106.51%	78.70%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Focus Equity Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$71.78	$44.69	$38.02	$65.10	$50.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.60)	(0.17)	(0.10)	(0.10)	(0.25)
Net realized and unrealized gain (loss) on investments	42.99	27.31	6.79	(19.02)	17.97
Total from investment operations	42.39	27.14	6.69	(19.12)	17.72
Dividends from net investment income	—	(0.05)	(0.02)	—	—
Distributions from net realized gains	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$114.17	$71.78	$44.69	$38.02	$65.10
Total return(b)	59.12%	60.77%	17.62%	(33.34) %	36.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$447,729	$133,839	$88,975	$70,778	$118,641
Ratio of net expenses to average net assets	0.99%	0.95%	0.95%	0.95%	0.92%
Ratio of net investment loss to average net assets	(0.67) %	(0.28) %	(0.24) %	(0.21) %	(0.43) %
Portfolio turnover rate	134.46%(c)	92.43%	99.51%	126.01%(c)	107.82%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Focus Equity Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$64.36	$40.36	$34.58	$60.35	$47.63
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(1.10)	(0.58)	(0.39)	(0.41)	(0.65)
Net realized and unrealized gain (loss) on investments	38.49	24.60	6.17	(17.40)	16.76
Total from investment operations	37.39	24.02	5.78	(17.81)	16.11
Dividends from net investment income	—	(0.02)	—	—	—
Distributions from net realized gains	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$101.75	$64.36	$40.36	$34.58	$60.35
Total return(b)	57.99%	59.55%	16.71%	(33.85) %	35.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$156,700	$78,031	$51,040	$45,186	$70,664
Ratio of net expenses to average net assets	1.74%	1.72%	1.72%	1.70%	1.68%
Ratio of net investment loss to average net assets	(1.40) %	(1.05) %	(1.01) %	(0.96) %	(1.19) %
Portfolio turnover rate	134.46%(c)	92.43%	99.51%	126.01%(c)	107.82%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Focus Equity Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$72.37	$45.06	$38.32	$65.54	$51.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.61)	(0.15)	(0.09)	(0.07)	(0.23)
Net realized and unrealized gain (loss) on investments	43.44	27.51	6.85	(19.19)	18.09
Total from investment operations	42.83	27.36	6.76	(19.26)	17.86
Dividends from net investment income	—	(0.05)	(0.02)	—	— (b)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$115.20	$72.37	$45.06	$38.32	$65.54
Total return(c)	59.19%	60.84%	17.64%	(33.33) %	36.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$397,227	$101,116	$46,035	$44,607	$77,895
Ratio of gross expenses to average net assets	0.95%	0.94%	0.93%	0.91%	0.89%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.01) %
Ratio of net expenses to average net assets	0.95%	0.94%	0.93%	0.91%	0.88%
Ratio of net investment loss to average net assets	(0.65) %	(0.25) %	(0.21) %	(0.15) %	(0.39) %
Portfolio turnover rate	134.46%(d)	92.43%	99.51%	126.01%(d)	107.82%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Focus Equity Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$75.12	$46.62	$39.53	$67.15	$52.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.29)	0.10	0.06	0.08	(0.06)
Net realized and unrealized gain (loss) on investments	45.14	28.47	7.07	(19.74)	18.50
Total from investment operations	44.85	28.57	7.13	(19.66)	18.44
Dividends from net investment income	—	(0.07)	(0.04)	—	(0.02)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$119.97	$75.12	$46.62	$39.53	$67.15
Total return(b)	59.71%	61.36%	18.05%	(33.10) %	36.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$409,157	$116,474	$136,409	$126,406	$194,908
Ratio of gross expenses to average net assets	0.66%	0.63%	0.64%	0.62%	0.61%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.05) %	(0.05) %	(0.04) %	(0.03) %
Ratio of net expenses to average net assets	0.61%	0.58%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	(0.31) %	0.15%	0.13%	0.16%	(0.10) %
Portfolio turnover rate	134.46%(c)	92.43%	99.51%	126.01%(c)	107.82%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Focus Equity Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$74.83	$46.46	$39.41	$67.00	$52.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.30)	0.02	0.04	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	44.94	28.42	7.05	(19.69)	18.47
Total from investment operations	44.64	28.44	7.09	(19.63)	18.39
Dividends from net investment income	—	(0.07)	(0.04)	—	(0.02)
Distributions from net realized gains	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$119.47	$74.83	$46.46	$39.41	$67.00
Total return(b)	59.65%	61.29%	18.00%	(33.13) %	36.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,120,847	$1,361,893	$793,033	$763,788	$1,167,256
Ratio of gross expenses to average net assets	0.66%	0.64%	0.63%	0.62%	0.61%
Ratio of expense reimbursements to average net assets	—	(0.01) %	—	—	—
Ratio of net expenses to average net assets	0.66%	0.63%	0.63%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	(0.33) %	0.03%	0.09%	0.12%	(0.13) %
Portfolio turnover rate	134.46%(c)	92.43%	99.51%	126.01%(c)	107.82%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Institutional Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.24	$17.11	$17.14	$50.80	$40.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.26)	(0.13)	(0.16)	(0.19)	(0.45)
Net realized and unrealized gain (loss) on investments	6.09	6.26	0.13	(13.62)	16.11
Total from investment operations	5.83	6.13	(0.03)	(13.81)	15.66
Distributions from net realized gains	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$29.07	$23.24	$17.11	$17.14	$50.80
Total return(b)	25.13%	35.83%	(0.17) %	(39.51) %	41.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$46,115	$41,818	$39,102	$42,477	$85,297
Ratio of gross expenses to average net assets	1.40%	1.39%	1.45%	1.43%	1.27%
Ratio of expense reimbursements to average net assets	(0.13) %	(0.08) %	—	—	—
Ratio of net expenses to average net assets	1.27%	1.31%	1.45%	1.43%	1.27%
Ratio of net investment loss to average net assets	(1.03) %	(0.61) %	(0.88) %	(0.89) %	(0.97) %
Portfolio turnover rate	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Institutional Fund	Class R
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$17.70	$13.10	$13.19	$44.37	$36.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.32)	(0.19)	(0.19)	(0.22)	(0.59)
Net realized and unrealized gain (loss) on investments	4.63	4.79	0.10	(11.11)	14.22
Total from investment operations	4.31	4.60	(0.09)	(11.33)	13.63
Distributions from net realized gains	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$22.01	$17.70	$13.10	$13.19	$44.37
Total return(b)	24.35%	35.12%	(0.68) %	(39.77) %	40.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,290	$4,999	$4,099	$4,282	$7,426
Ratio of net expenses to average net assets	1.87%	1.85%	1.91%	1.88%	1.75%
Ratio of net investment loss to average net assets	(1.64) %	(1.16) %	(1.34) %	(1.33) %	(1.46) %
Portfolio turnover rate	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Institutional Fund	Class Z-2
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$24.26	$17.81	$17.76	$51.68	$40.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.20)	(0.07)	(0.08)	(0.10)	(0.32)
Net realized and unrealized gain (loss) on investments	6.35	6.52	0.13	(13.97)	16.34
Total from investment operations	6.15	6.45	0.05	(14.07)	16.02
Distributions from net realized gains	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$30.41	$24.26	$17.81	$17.76	$51.68
Total return(b)	25.39%	36.22%	0.28%	(39.24) %	41.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,188	$18,920	$10,870	$10,696	$25,469
Ratio of gross expenses to average net assets	1.06%	1.06%	1.12%	1.09%	0.97%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.06) %	(0.11) %	(0.10) %	—
Ratio of net expenses to average net assets	1.01%	1.00%	1.01%	0.99%	0.97%
Ratio of net investment loss to average net assets	(0.75) %	(0.32) %	(0.45) %	(0.46) %	(0.68) %
Portfolio turnover rate	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Institutional Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$16.82	$13.36	$15.10	$31.70	$25.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.19)	(0.20)	(0.15)	(0.19)	(0.32)
Net realized and unrealized gain (loss) on investments	1.61	3.66	(1.59)	(11.05)	7.80
Total from investment operations	1.42	3.46	(1.74)	(11.24)	7.48
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$18.07	$16.82	$13.36	$15.10	$31.70
Total return(b)	8.51%	25.82%	(11.52) %	(40.86) %	29.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$45,547	$52,983	$55,483	$80,965	$180,795
Ratio of net expenses to average net assets	1.39%	1.41%	1.38%	1.30%	1.24%
Ratio of net investment loss to average net assets	(1.19) %	(1.26) %	(0.99) %	(1.04) %	(1.04) %
Portfolio turnover rate	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Institutional Fund	Class R
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$11.58	$9.24	$10.50	$24.00	$19.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.19)	(0.19)	(0.15)	(0.19)	(0.35)
Net realized and unrealized gain (loss) on investments	1.12	2.53	(1.11)	(7.95)	5.98
Total from investment operations	0.93	2.34	(1.26)	(8.14)	5.63
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$12.34	$11.58	$9.24	$10.50	$24.00
Total return(b)	8.02%	25.33%	(12.00) %	(41.11) %	29.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,866	$2,940	$3,459	$4,791	$9,751
Ratio of net expenses to average net assets	1.86%	1.88%	1.84%	1.73%	1.73%
Ratio of net investment loss to average net assets	(1.66) %	(1.73) %	(1.46) %	(1.47) %	(1.51) %
Portfolio turnover rate	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Institutional Fund	Class Z-2
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$17.36	$13.73	$15.47	$32.23	$26.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.14)	(0.14)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	1.68	3.77	(1.65)	(11.26)	7.92
Total from investment operations	1.54	3.63	(1.74)	(11.40)	7.68
Distributions from net realized gains	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$18.73	$17.36	$13.73	$15.47	$32.23
Total return(b)	8.87%	26.44%	(11.25) %	(40.65) %	30.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$31,189	$33,752	$46,508	$86,007	$169,918
Ratio of gross expenses to average net assets	1.06%	1.11%	1.05%	0.98%	0.94%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.10) %	(0.05) %	—	—
Ratio of net expenses to average net assets	1.00%	1.01%	1.00%	0.98%	0.94%
Ratio of net investment loss to average net assets	(0.80) %	(0.86) %	(0.60) %	(0.71) %	(0.76) %
Portfolio turnover rate	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(f) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(g) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(h) Segment Reporting: During the year ended October 31, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
(j) Recent Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, to enhance income tax disclosures. The main provisions are the categorization and disclosure of income tax rates and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, Alger Management is currently evaluating the amendment’s impact to the Funds' financial statements.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2025, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Institutional Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.78%
Alger Focus Equity Fund(b)	0.52	—	—	—	—	0.52
Alger Mid Cap Growth Institutional Fund(c)	0.76	0.70	—	—	—	0.76
Alger Small Cap Growth Institutional Fund(c)	0.81	0.75	—	—	—	0.81

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow", see Note 6), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

August 16, 2024 special meeting of shareholders from the expense reimbursement with Alger Management. On February 18, 2025, the Board approved exclusion of all costs related to the June 16, 2025 special meeting of shareholders in the Alger Focus Equity Fund, from the expense reimbursement with Alger Management. Costs associated with these joint special meeting of shareholders can be found in Other expenses in the Statements of Operations.

	CLASS							FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2025
	A	C	I	R	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	— %	— %	— %	— %	0.03%	— %	0.05%	$492,687
Alger Focus Equity Fund	—	—	—	—	0.06	0.11	—	85,929
Alger Mid Cap Growth Institutional Fund	—	—	0.48	—	—	—	0.23	60,768
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	—	0.18	17,865

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2025, there were no recoupments made by any Fund.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of Alger Focus Equity Fund pay Fred Alger & Company, LLC, the Trust’s distributor and an affiliate of  the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of  the respective average daily net assets of the Class A shares of the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of Alger Focus Equity Fund pays Alger LLC a fee at the annual rate of 1% of the average daily net assets of the Class C shares of the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of each Fund issuing such shares pays Alger LLC a fee at the annual rate of 0.50% of the respective average daily net assets of the Class R shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class R shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the year ended October 31, 2025, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Focus Equity Fund	$36,424
(e) Brokerage Commissions: During the year ended October 31, 2025, Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger LLC commissions of  $234,523, $345,783, $10,280, and $10,537, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for its liaising with, and providing administrative oversight of, the Trust’s transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of  0.0165% of  their respective average daily net assets for the Class A and Class C shares and 0.01% of  their respective average daily net assets for the Class I, Class R, Class Y, Class Z and Class Z-2 shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of  the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2025, Alger

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Management charged back to Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $839,380, $181,045, $33,185 and $36,734, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended October 31, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger Small Cap Growth Institutional Fund	$194,225	$—	$—
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions,

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds.  As of October 31, 2025, Alger Capital Appreciation Institutional Fund borrowed $11,239,540, including interest, from Alger Growth & Income Fund, an affiliated fund, at a rate of 5.00%, which was payable November 3, 2025.
For the year ended October 31, 2025, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund incurred interfund loan interest expenses of $155,007, $4,894 and $208, respectively, which are included in interest expense in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	R	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	—	—	—	—	—	—	4,935
Alger Focus Equity Fund	14,604	—	—	—	—	38,752	—
Alger Mid Cap Growth Institutional Fund	—	—	—	—	—	—	—
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	—	7,733
(k) Shareholder Servicing Fees:  The Trust has entered into a shareholder servicing agreement  with Alger LLC whereby Alger LLC provides Class I and Class R shares of  the applicable Funds with ongoing servicing of  shareholder accounts. As compensation for such services, the Class I and Class R shares of  each applicable Fund pay Alger LLC a fee at an annual rate of  0.25% of  the value of  the average daily net assets of  those classes. The fees paid may be more or less than the expenses incurred by Alger LLC.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and redemptions in-kind, for the year ended October 31, 2025:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$2,143,427,593	$1,900,040,040
Alger Focus Equity Fund	5,036,503,954	3,581,447,153
Alger Mid Cap Growth Institutional Fund	53,377,986	72,318,198
Alger Small Cap Growth Institutional Fund	30,431,375	46,866,927
NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at October 31, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the year ended October 31, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Institutional Fund	$18,069,091	6.18%
Alger Focus Equity Fund	9,541,755	6.31
Alger Mid Cap Growth Institutional Fund	106,683	5.37
Alger Small Cap Growth Institutional Fund	6,921	4.94
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Institutional Fund	$53,193,802
Alger Focus Equity Fund	98,704,301
Alger Mid Cap Growth Institutional Fund	8,209,000
Alger Small Cap Growth Institutional Fund	870,193
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 7. ReFlow fees that were incurred by the Funds during the period ended October 31, 2025 are recorded within the Statements of Operations as other expenses. ReFlow fees for the year ended October 31, 2025, were $214,097 for Alger Capital Appreciation Institutional Fund, and $44,362 for Alger Focus Equity Fund. No other Fund participated in the ReFlow liquidity program during the year ended October 31, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the year ended October 31, 2025, and the year ended October 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	3,584,498	$168,544,760	3,330,508	$129,818,928
Dividends reinvested	2,843,863	128,770,122	2,481,391	80,719,652
Redemptions in kind*	—	—	(1,977,751)	(84,101,911)
Shares redeemed	(7,983,306)	(378,042,359)	(12,074,096)	(462,883,003)
Net decrease	(1,554,945)	$(80,727,477)	(8,239,948)	$(336,446,334)
Class R:
Shares sold	1,434,774	$49,399,010	1,142,131	$34,127,985
Dividends reinvested	1,945,844	64,602,008	1,345,119	33,547,262
Shares redeemed	(3,499,105)	(121,305,153)	(3,794,292)	(113,349,178)
Net decrease	(118,487)	$(7,304,135)	(1,307,042)	$(45,673,931)
Class Y:
Shares sold	5,212,273	$258,867,930	1,626,854	$65,373,750
Dividends reinvested	837,090	39,887,347	738,572	25,044,963
Redemptions in kind*	(2,211,963)	(108,820,754)	—	—
Shares redeemed	(3,041,378)	(152,145,912)	(4,842,192)	(195,916,442)
Net increase (decrease)	796,022	$37,788,611	(2,476,766)	$(105,497,729)
Class Z-2:
Shares sold	10,467,354	$573,218,691	1,636,325	$63,407,207
Dividends reinvested	811,084	38,421,025	503,986	17,004,499
Shares redeemed	(2,382,830)	(120,022,507)	(2,155,523)	(85,457,294)
Net increase (decrease)	8,895,608	$491,617,209	(15,212)	$(5,045,588)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Focus Equity Fund
Class A:
Shares sold	2,926,655	$269,947,565	511,907	$32,600,974
Shares converted from Class C	30,801	2,551,859	26,638	1,630,530
Dividends reinvested	—	—	1,694	86,580
Shares redeemed	(900,598)	(77,752,742)	(666,423)	(38,232,663)
Net increase (decrease)	2,056,858	$194,746,682	(126,184)	$(3,914,579)
Class C:
Shares sold	564,172	$46,289,404	205,763	$11,007,092
Shares converted to Class A	(34,442)	(2,551,859)	(29,584)	(1,630,530)
Dividends reinvested	—	—	489	22,583
Shares redeemed	(202,078)	(16,716,289)	(228,837)	(12,157,183)
Net increase (decrease)	327,652	$27,021,256	(52,169)	$(2,758,038)
Class I:
Shares sold	3,700,006	$358,359,032	1,027,414	$60,030,528
Dividends reinvested	—	—	1,420	73,150
Shares redeemed	(1,649,109)	(150,149,346)	(653,403)	(38,613,394)
Net increase	2,050,897	$208,209,686	375,431	$21,490,284
Class Y:
Shares sold	2,988,788	$273,126,745	611,312	$40,157,317
Dividends reinvested	—	—	1,398	74,525
Redemptions in kind*	(152,036)	(11,538,352)	—	—
Shares redeemed	(976,763)	(84,802,922)	(1,988,000)	(108,156,795)
Net increase (decrease)	1,859,989	$176,785,471	(1,375,290)	$(67,924,953)
Class Z:
Shares sold	14,495,958	$1,365,287,552	4,509,911	$285,193,504
Dividends reinvested	—	—	21,479	1,141,181
Shares redeemed	(6,571,549)	(594,002,967)	(3,400,873)	(214,435,723)
Net increase	7,924,409	$771,284,585	1,130,517	$71,898,962

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	317,752	$8,518,322	180,618	$3,872,510
Dividends reinvested	—	—	—	—
Shares redeemed	(530,891)	(13,574,129)	(666,699)	(14,264,505)
Net decrease	(213,139)	$(5,055,807)	(486,081)	$(10,391,995)
Class R:
Shares sold	57,108	$1,072,217	53,885	$891,438
Dividends reinvested	—	—	—	—
Shares redeemed	(99,129)	(1,940,427)	(84,348)	(1,401,489)
Net decrease	(42,021)	$(868,210)	(30,463)	$(510,051)
Class Z-2:
Shares sold	61,023	$1,625,414	315,553	$7,232,068
Dividends reinvested	—	—	—	—
Shares redeemed	(505,888)	(13,198,390)	(146,128)	(3,308,177)
Net (decrease) increase	(444,865)	$(11,572,976)	169,425	$3,923,891

Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	217,037	$3,509,282	470,533	$7,387,595
Dividends reinvested	28,597	520,472	—	—
Shares redeemed	(875,689)	(14,232,101)	(1,473,606)	(24,103,370)
Net decrease	(630,055)	$(10,202,347)	(1,003,073)	$(16,715,775)
Class R:
Shares sold	36,883	$410,959	34,164	$371,540
Dividends reinvested	3,300	41,182	—	—
Shares redeemed	(61,629)	(669,625)	(154,559)	(1,749,466)
Net decrease	(21,446)	$(217,484)	(120,395)	$(1,377,926)
Class Z-2:
Shares sold	358,347	$6,128,138	397,102	$6,466,397
Dividends reinvested	16,883	317,409	—	—
Shares redeemed	(654,629)	(11,184,495)	(1,839,402)	(30,453,886)
Net decrease	(279,399)	$(4,738,948)	(1,442,300)	$(23,987,489)

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the year ended October 31, 2025, the Alger Capital Appreciation Institutional Fund and Alger Focus Equity Fund had redemptions in-kind with total proceeds in the amount of $108,820,754 and $11,538,352, respectively. The net realized gains

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

on these redemptions in-kind amounted to $83,289,003 and $7,886,523, respectively, which are not considered taxable for federal income tax purposes.
NOTE 8 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2025 and the year ended October 31, 2024 was as follows:

	FOR THE YEAR ENDED October 31, 2025	FOR THE YEAR ENDED October 31, 2024
Alger Capital Appreciation Institutional Fund
Distributions paid from:
Ordinary Income	$24,305,852	$—
Long-term capital gains	254,025,969	159,723,043
Total distributions paid	$278,331,821	$159,723,043
Alger Focus Equity Fund
Distributions paid from:
Ordinary Income	—	1,424,788
Long-term capital gains	—	—
Total distributions paid	$—	$1,424,788
Alger Mid Cap Growth Institutional Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Small Cap Growth Institutional Fund
Distributions paid from:
Ordinary Income	889,679	—
Long-term capital gains	—	—
Total distributions paid	$889,679	$—
As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Capital Appreciation Institutional Fund
Undistributed ordinary income	$36,175,583
Undistributed long-term gains	175,128,284
Net accumulated earnings	211,303,867
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	2,059,092,380
Total accumulated earnings	$2,270,396,247

Alger Focus Equity Fund
Undistributed ordinary income	$186,965,031

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Focus Equity Fund
Undistributed long-term gains	$137,675,589
Net accumulated earnings	324,640,620
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	1,741,833,932
Total accumulated earnings	$2,066,474,552

Alger Mid Cap Growth Institutional Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(3,030,103)
Late year ordinary income losses	(526,035)
Net unrealized appreciation	15,460,337
Total accumulated earnings	$11,904,199

Alger Small Cap Growth Institutional Fund
Undistributed ordinary income	$—
Undistributed long-term gains	2,149,439
Net accumulated earnings	2,149,439
Capital loss carryforwards	—
Late year ordinary income losses	(418,332)
Net unrealized appreciation	20,292,975
Total accumulated earnings	$22,024,082
During the year ended October 31, 2025, the Alger Focus Equity Fund and the Alger Mid Cap Growth Institutional Fund utilized capital loss carryforwards of $28,637,842 and $14,568,626, respectively.
At October 31, 2025, the Alger Mid Cap Growth Institutional Fund, for federal income tax purposes, had capital loss carryforwards of $3,030,103. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Permanent differences, primarily from net operating losses, real estate investment trusts and partnership investments sold by the Funds, redemptions in-kind, and equalization, resulted in the following reclassifications among the Funds' components of net assets at October 31, 2025:

Alger Capital Appreciation Institutional Fund
Distributable earnings	$(104,599,911)
Paid-in Capital	$104,599,911

Alger Focus Equity Fund
Distributable earnings	$(22,854,767)
Paid-in Capital	$22,854,767

Alger Mid Cap Growth Institutional Fund
Distributable earnings	$394,709
Paid-in Capital	$(394,709)

Alger Small Cap Growth Institutional Fund
Distributable earnings	$(113,135)
Paid-in Capital	$113,135
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$446,923,590	$446,923,590	$—	$—
Consumer Discretionary	433,384,018	433,384,018	—	—
Energy	12,253,139	12,253,139	—	—
Financials	130,536,644	130,536,644	—	—
Health Care	178,279,207	178,279,207	—	—
Industrials	165,343,408	165,343,408	—	—
Information Technology	1,760,386,619	1,760,386,619	—	—
Materials	11,079,943	11,079,943	—	—
Utilities	154,265,648	154,265,648	—	—
TOTAL COMMON STOCKS	$3,292,452,216	$3,292,452,216	$—	$—
PREFERRED STOCKS
Financials	668,239	—	668,239	—
Information Technology	42,884,542	—	—	42,884,542
TOTAL PREFERRED STOCKS	$43,552,781	$—	$668,239	$42,884,542

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLE
Information Technology	$1,287,814	$—	$1,287,814	$—
TOTAL INVESTMENTS IN SECURITIES	$3,337,292,811	$3,292,452,216	$1,956,053	$42,884,542

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$688,539,967	$688,539,967	$—	$—
Consumer Discretionary	625,140,209	625,140,209	—	—
Financials	113,781,458	113,781,458	—	—
Health Care	252,242,039	252,242,039	—	—
Industrials	225,558,534	225,558,534	—	—
Information Technology	2,298,740,882	2,298,740,882	—	—
Materials	22,926,875	22,926,875	—	—
Utilities	195,574,477	195,574,477	—	—
TOTAL COMMON STOCKS	$4,422,504,441	$4,422,504,441	$—	$—
PREFERRED STOCKS
Information Technology	106,986,387	—	—	106,986,387
TOTAL INVESTMENTS IN SECURITIES	$4,529,490,828	$4,422,504,441	$—	$106,986,387

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,275,337	$3,275,337	$—	$—
Consumer Discretionary	6,744,933	6,744,933	—	—
Consumer Staples	2,525,609	2,525,609	—	—
Financials	5,532,458	5,532,458	—	—
Health Care	7,420,251	7,420,251	—	—
Industrials	14,589,161	14,589,161	—	—
Information Technology	14,561,134	14,561,134	—	—
Materials	488,641	488,641	—	—
Real Estate	2,760,126	2,760,126	—	—
Utilities	2,569,275	2,569,275	—	—
TOTAL COMMON STOCKS	$60,466,925	$60,466,925	$—	$—
PREFERRED STOCKS
Information Technology	280,196	—	—	280,196
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	325,412	—	325,412	—
WARRANTS
Information Technology	— [2]	—	— [2]	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$688,475	$688,475	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$61,761,008	$61,155,400	$325,412	$280,196

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$734,041	$734,041	$—	$—
Consumer Discretionary	6,213,108	6,213,108	—	—
Consumer Staples	1,632,669	1,632,669	—	—
Financials	1,900,647	1,900,647	—	—
Health Care	27,155,820	27,092,570	—	63,250
Industrials	19,481,772	19,481,772	—	—
Information Technology	19,107,004	19,107,004	—	—
Materials	92,954	92,954	—	—
Utilities	357,514	357,514	—	—
TOTAL COMMON STOCKS	$76,675,529	$76,612,279	$—	$63,250
PREFERRED STOCKS
Financials	1,964,231	—	1,964,231	—
Health Care	166,098	—	—	166,098
TOTAL PREFERRED STOCKS	$2,130,329	$—	$1,964,231	$166,098
RIGHTS
Health Care	42,384 [1]	—	—	42,384 [1]
SPECIAL PURPOSE VEHICLE
Information Technology	671,296	—	671,296	—
SHORT-TERM INVESTMENTS
Money Market Funds	254,458	254,458	—	—
TOTAL INVESTMENTS IN SECURITIES	$79,773,996	$76,866,737	$2,635,527	$271,732

[1]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of October 31, 2025.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of October 31, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$7,667,569
Transfers into Level 3	—
Transfers out of Level 3***	(668,239)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	13,058,214
Purchases and Sales/Distributions
Purchases	22,826,998
Sales/Distributions	—
Closing balance at October 31, 2025	42,884,542
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$13,775,102

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,671,929
Transfers into Level 3	—
Transfers out of Level 3	(1,287,814)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,384,115)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$14,839,477*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(345,711)
Included in net change in unrealized appreciation (depreciation) on investments	32,091,175
Purchases and Sales/Distributions
Purchases	60,401,447
Sales/Distributions	(1)
Closing balance at October 31, 2025	106,986,387
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$31,745,463

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$280,196*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(747,037)
Included in net change in unrealized appreciation (depreciation) on investments	747,040
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(3)
Closing balance at October 31, 2025	280,196
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$131,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(131,108)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(131,108)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$673,413
Transfers into Level 3	—
Transfers out of Level 3	(325,412)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(348,001)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2024	$1,546,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,482,856)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	63,250
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(1,482,856)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$4,283,941*
Transfers into Level 3	—
Transfers out of Level 3	(1,964,231***
Total gains or losses
Included in net realized gain (loss) on investments	(599,681)
Included in net change in unrealized appreciation (depreciation) on investments	(1,553,928)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(3)
Closing balance at October 31, 2025	166,098
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(46,383)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$203,664
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(161,280)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	42,384*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(161,280)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,390,272
Transfers into Level 3	—
Transfers out of Level 3	(671,296)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(718,976)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

*	Includes securities that are fair valued at zero during the year ended October 31, 2025.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
***
Effective June 12, 2025, Chime Financial, Inc. filed for an initial public offering and shares began publicly trading on the NASDAQ Stock Market. It is the Alger Management's policy to recognize Level 3 transfers at the end of each reporting period, October 31, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of October 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value October 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$42,884,542	Market Approach	Revenue Multiple	21.00x-23.02x	21.30x
Alger Focus Equity Fund
Preferred Stocks	106,986,387	Market Approach	Revenue Multiple	21.00.x-23.02x	21.43x
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	280,196	Market Approach	Revenue Multiple	23.02x	N/A*
Rights	—**	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Small Cap Growth Institutional Fund
Common Stocks	63,250	Market Approach	Revenue Multiple	1.99x	N/A*
Preferred Stocks	166,098	Market Approach	Revenue Multiple	1.99x	N/A*
Rights	42,384**	Income Approach	Discount Rate Probability of Success	4.65%-100.00% 0%-44%	4.65% 39.16%

*	Security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of October 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended October 31, 2025, there were no changes in valuation methodology on Level 3 investments.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the year or as of October 31, 2025.
NOTE 11 — Principal Risks:

Alger Capital Appreciation Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions.  Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Focus Equity Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of  holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

cash or cash equivalent position, which may underperform relative to equity securities. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund.
Alger Mid Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of  small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 12 — Affiliated Securities:

During the year ended October 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the year ended October 31, 2025 with such affiliated persons are summarized below. During this year, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(1,384,115)	$1,287,814
Total	—	—	—	—	$—	$—	$(1,384,115)	$1,287,814

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(247,565)	$230,341
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(100,436)	95,071
Total	—	—	—	—	$—	$—	$(348,001)	$325,412

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(573,901)	$533,972
Crosslink Ventures C, LLC, Cl. B	—	—	—	—	—	—	(145,075)	137,324
Total	—	—	—	—	$—	$—	$(718,976)	$671,296

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
October 31, 2025.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to October 31, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of The Alger Institutional Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Institutional Funds comprising the Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund (collectively, the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting The Alger Institutional Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 18, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited)

Tax Information

Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund and Alger Small Cap Institutional Fund designate $272,272,630, $144,045,316 and $2,554,753, respectively, as approximate amounts of capital gain dividend for the purpose of the dividends paid deduction. In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2025, 14.16% of Alger Capital Appreciation Institutional Fund's and 2.79% of Alger Focus Equity Fund's dividends qualified for the dividends deduction for corporations, respectively. For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 16.92% and 3.64% of Alger Capital Appreciation Institutional Fund and Alger Focus Equity Fund's dividends may be considered qualified dividend income, respectively.
Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2026. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Unlock Your Growth Potential.SM

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Trademark of American Soybean Association

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AIFAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The Alger Institutional Funds – Proxy Results
A special meeting of shareholders was held on August 1, 2025, for shareholders of record of Alger Focus Equity Fund (the “Fund”) as of March 6, 2025 (the “Record Date”), to change the Fund from a diversified company to a non-diversified company and to eliminate the related fundamental investment policy on diversification (the “Proposal”).  As of the Record Date, the Fund had 26,353,362.912 shares issued and outstanding.
Shareholders approved the Proposal as follows:

	Shares Voted	% of Voted
Votes For	11,555,781.478	87.058%
Votes Against	961,002.027	7.240%
Abstentions/Votes Withheld	756,875.894	5.702%
Broker Non-Votes	N/A	N/A
Total	13,273,659.399	100.000%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on September 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Institutional Funds (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger” or the “Manager”) and the Trust, on behalf of Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (each, a “Fund”), (the “Management Agreement”), for an additional one-year period.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports from FUSE Research Network LLC (“FUSE”), an independent consulting firm, that contained extensive analyses of the Funds and the Manager’s services to the Funds. The Board also received a presentation from FUSE representatives at the Meeting, and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). Moreover, at a meeting held on September 17, 2025, prior to the Meeting, the Independent Trustees met with representatives from FUSE to receive an overview of, and to discuss the methodology by which FUSE prepared, its reports.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreement, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreement.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses relate to Class Z-2 shares of the Fund, except for Alger Focus Equity Fund which relates to Class Z shares.
In particular, in approving the continuance of the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing various regulatory requirements applicable to the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. The Board noted the length of time the Manager has provided services as an investment adviser to each Fund.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and the Manager’s commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreement.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2025. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable, noting their discussions with senior management of Alger related to Fund performance and the factors that impacted Fund performance, where applicable. Further

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Capital Appreciation Institutional Fund. The Board noted that the Fund’s annualized total return for the one-, three-, and five-year, and since inception (October 2016) periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, and five-year, and since inception periods was in the first quartile of its Peer Universe.
Alger Focus Equity Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods outperformed the median of its Peer Group. The Board also noted that Fund’s annualized total return for the one-, three-, five-, and 10-year periods was in the first quartile of its Peer Universe.
Alger Mid Cap Growth Institutional Fund. The Board noted that the Fund’s annualized total return for the one- and three-year and since inception (October 2016) periods outperformed the median of its Peer Group, and for the five-year period underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the first quartile of its Peer Universe, and for the five-year and since inception periods was in the second quartile of its Peer Universe.
Alger Small Cap Growth Institutional Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-year, and since inception (August 2016) periods underperformed the median of its Peer Group and was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that (i) although the Fund underperformed its peers, short-term relative performance had improved, and (ii) the Fund’s overweight allocation to the healthcare sector had been a drag over the mid-term. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Management Agreement and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of a Fund. Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group, including, for example, the specialized nature of a Fund’s strategy. The Board concluded that the Contractual Management Fee charged to each Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Capital Appreciation Institutional Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance and that the Fund’s total expenses reflected an expense reimbursement from Alger.
Alger Focus Equity Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Mid Cap Growth Institutional Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the third quartile of its Peer Group.
Alger Small Cap Growth Institutional Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were equal to the median of its Peer Group.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended June 30, 2025. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds. The Board reviewed the methodology by which Alger’s profitability is calculated, and any changes that were made since last year, noting that management maintains a generally consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting limitations with respect to such comparison.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.
Conclusion

The Board’s consideration of the Management Agreement also benefitted from the number of years the Board had considered the continuation of the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of the Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 18, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	December 18, 2025